OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Other Liabilities
Other liabilities consist of the following:

	VERSO PAPER		VERSO HOLDINGS
	December 31,		December 31,
(Dollars in thousands)	2013	2012	2013	2012
Pension benefit obligation	$25,231	$30,416	$25,231	$30,416
Asset retirement obligations	12,708	11,854	12,708	11,854
Non-controlling interests	7,923	7,923	7,923	7,923
Deferred income taxes	6,174	6,774	—	—
Deferred compensation	3,495	3,396	3,495	3,396
Derivatives	—	225	—	225
Other	1,068	635	1,068	634
Other liabilities	$56,599	$61,223	$50,425	$54,448